Fair value measurement - Equity security investments (Details) - Level 3 - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Changes in fair value measurement, assets [abstract]
Balance, beginning of period	¥ 132	¥ 39	¥ 46	¥ 39
Purchases	0	21	100	21
Change in fair value	(1)	0	(15)	0
Foreign exchange impact	0	(10)	0	(10)
Balance, end of period	¥ 131	¥ 50	¥ 131	¥ 50